Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	798,383,420.15	40,221
Yield Supplement Overcollateralization Amount 02/28/17	36,639,443.87	0
Receivables Balance 02/28/17	835,022,864.02	40,221
Principal Payments	26,887,041.19	1,163
Defaulted Receivables	2,555,196.95	117
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	35,026,398.02	0
Pool Balance at 03/31/17	770,554,227.86	38,941

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.73%
Prepayment ABS Speed	1.67%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	10,980,259.66	506
Past Due 61-90 days	2,818,308.43	139
Past Due 91-120 days	663,334.50	35
Past Due 121+ days	0.00	0
Total	14,461,902.59	680

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	1,558,161.86
Aggregate Net Losses/(Gains) - March 2017	997,035.09
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.43%
Prior Net Losses Ratio	1.65%
Second Prior Net Losses Ratio	1.52%
Third Prior Net Losses Ratio	1.48%
Four Month Average	1.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	34,674,940.25
Actual Overcollateralization	34,674,940.25
Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	6.19%
Weighted Average Remaining Term	59.17

Flow of Funds	$ Amount

Collections	31,348,597.84
Investment Earnings on Cash Accounts	12,384.29
Servicing Fee	(695,852.39)
Transfer to Collection Account	0.00
Available Funds	30,665,129.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	749,411.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,576,878.63
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,301,341.40

Total Distributions of Available Funds	30,665,129.74

Servicing Fee	695,852.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 03/15/17	762,456,166.24
Principal Paid	26,576,878.63
Note Balance @ 04/17/17	735,879,287.61

Class A-1
Note Balance @ 03/15/17	12,966,166.24
Principal Paid	12,966,166.24
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2
Note Balance @ 03/15/17	324,000,000.00
Principal Paid	13,610,712.39
Note Balance @ 04/17/17	310,389,287.61
Note Factor @ 04/17/17	95.7991628%

Class A-3
Note Balance @ 03/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	324,000,000.00
Note Factor @ 04/17/17	100.0000000%

Class A-4
Note Balance @ 03/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	75,480,000.00
Note Factor @ 04/17/17	100.0000000%

Class B
Note Balance @ 03/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	26,010,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	786,909.71
Total Principal Paid	26,576,878.63
Total Paid	27,363,788.34

Class A-1
Coupon	0.70000%
Interest Paid	8,319.96
Principal Paid	12,966,166.24
Total Paid to A-1 Holders	12,974,486.20

Class A-2
Coupon	1.10000%
Interest Paid	297,000.00
Principal Paid	13,610,712.39
Total Paid to A-2 Holders	13,907,712.39

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8358131
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2285299
Total Distribution Amount	29.0643430

A-1 Interest Distribution Amount	0.0433331
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	67.5321158
Total A-1 Distribution Amount	67.5754489

A-2 Interest Distribution Amount	0.9166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	42.0083716
Total A-2 Distribution Amount	42.9250383

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/17	2,407,920.41
Investment Earnings	1,029.93
Investment Earnings Paid	(1,029.93)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41